Income Taxes (Tables)	6 Months Ended
Jun. 30, 2020
Components of income tax expense

	Six Months Ended June 30,
	2020	2019

	(in US$’000)
Current tax
HK (note (a))	232	220
PRC (note (b))	48	822
U.S. and others (note (c))	530	347
Deferred income tax	1,222	1,073
Income tax expense	2,032	2,462

Notes:

(a)	The Company, three subsidiaries incorporated in the British Virgin Islands and its Hong Kong subsidiaries are subject to Hong Kong profits tax. In March 2018, the Hong Kong two-tiered profits tax rates regime was signed into law under which the first HK$2.0 million (US$0.3 million) of assessable profits of qualifying corporations will be taxed at 8.25%, with the remaining assessable profits taxed at 16.5%. Hong Kong profits tax has been provided for at the relevant rates on the estimated assessable profits less estimated available tax losses, if any, of these entities as applicable.
(b)	Taxation in the PRC has been provided for at the applicable rate on the estimated assessable profits less estimated available tax losses, if any, in each entity. Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate is 25%. In addition, the EIT Law provides for a preferential tax rate of 15% for companies which qualify as HNTE. Hutchison MediPharma Limited and its wholly-owned subsidiary Hutchison MediPharma (Suzhou) Limited qualify as a HNTE up to December 31, 2019 and 2020 respectively. Hutchison MediPharma Limited is in the process of applying to renew its HNTE status.

Pursuant to the EIT law, a 10% withholding tax is levied on dividends paid by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable under the China-HK Tax Arrangement if direct foreign investors with at least 25% equity interest in the PRC companies are Hong Kong tax residents, and meet the conditions or requirements pursuant to the relevant PRC tax regulations regarding beneficial ownership. Since the equity holders of the equity investees of the Company are Hong Kong incorporated companies and Hong Kong tax residents, and meet the aforesaid conditions or requirements, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As at June 30, 2020 and December 31, 2019, the amounts accrued in deferred tax liabilities relating to withholding tax on dividends were determined on the basis that 100% of the distributable reserves of the equity investees operating in the PRC will be distributed as dividends.

(c)

The Company’s subsidiary in the U.S. with operations in New Jersey and New York states is subject to U.S. taxes, primarily federal and state taxes, which have been provided for at approximately 21% (federal) and 9% and 16.55% (New Jersey and New York state respectively) on the estimated assessable profit respectively. Certain income receivable by the Company is subject to U.S. withholding tax of 30%. One of the Group’s subsidiaries is subject to Finland corporate tax at 20% on the estimated assessable profits in relation to its permanent establishment in Finland.

Schedule of reconciliation of the Group's reported income tax expense to the theoretical tax amount

	Six Months Ended June 30,
	2020	2019

	(in US$’000)
Loss before income taxes and equity in earnings of equity investees	(76,580)	(68,301)
Tax calculated at the statutory tax rate of the Company	(12,636)	(11,270)
Tax effects of:
Different tax rates available in different jurisdictions	1,431	1,351
Tax valuation allowance	16,178	13,309
Preferential tax rate difference	(119)	—
Preferential tax deduction	(4,678)	(2,908)
Expenses not deductible for tax purposes	1,618	1,094
Utilization of previously unrecognized tax losses	(152)	(49)
Withholding tax on undistributed earnings of PRC entities	1,513	1,386
Income not subject to tax	(552)	(577)
Others	(571)	126
Income tax expense	2,032	2,462